Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Hartford Mutual Funds II Inc
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	NOVEMBER 1, 2024SUPPLEMENT TOHARTFORD SCHRODERS FUNDS PROSPECTUS
		DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(2) Effective immediately, under the heading “Hartford Schroders Emerging Markets Multi-Sector Bond Fund Summary Section - Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense example, are deleted in their entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):Share ClassesACIR3R4R5YFSDRManagement fees0.40%0.40%0.40%0.40%0.40%0.40%0.40%0.40%0.40%Distribution and service (12b-1) fees0.25%1.00%None0.50%0.25%NoneNoneNoneNoneOther expenses0.95%1.02%0.86%0.97%0.94%0.87%0.88%0.77%0.77%Total annual fund operating expenses1.60%2.42%1.26%1.87%1.59%1.27%1.28%1.17%1.17%Fee waiver and/or expense reimbursement0.70%0.72%0.66%0.70%0.72%0.70%0.73%0.72%0.72%Total annual fund operating expenses after fee waiver and/or expense reimbursement0.90%1.70%0.60%1.17%0.87%0.57%0.55%0.45%0.45%(1)Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.(2)“Management fees” have been restated to reflect the reduction of the contractual investment management fee effective November 1, 2024.(3)“Other expenses” have been restated to reflect current fees for Classes A, C, I, R3, R4, R5, F, and SDR. “Other expenses” for Class Y have been restated to reflect the estimated transfer agency fees for the current fiscal year.(4)Effective November 1, 2024, Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 0.90% (Class A), 1.70% (Class C), 0.60% (Class I), 1.17% (Class R3), 0.87% (Class R4), 0.57% (Class R5), 0.55% (Class Y), 0.45% (Class F), and 0.45% (Class SDR). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:●Your investment has a 5% return each year●The Fund’s operating expenses remain the same (except that the example reflects the fee waiver and/or expense reimbursement arrangement reflected in the table above for only the first year)●You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:Share ClassesYear 1Year 3Year 5Year 10A$538$867$1,219$2,208C$273$686$1,226$2,702I$61$334$628$1,464R3$119$520$946$2,133R4$89$431$798$1,828R5$58$334$630$1,472Y$56$334$632$1,481F$46$300$574$1,356SDR$46$300$574$1,356If you did not redeem your shares:C$173$686$1,226$2,702
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	NOVEMBER 1, 2024SUPPLEMENT TOHARTFORD SCHRODERS FUNDS PROSPECTUS
		DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATEThis Supplement contains new and additional information and should be read in connection with your Statutory Prospectus.(2) Effective immediately, under the heading “Hartford Schroders Emerging Markets Multi-Sector Bond Fund Summary Section - Your Expenses” in the above referenced Statutory Prospectus, the Annual Fund Operating Expenses table and the footnotes attached thereto, as well as the expense example, are deleted in their entirety and replaced with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):Share ClassesACIR3R4R5YFSDRManagement fees0.40%0.40%0.40%0.40%0.40%0.40%0.40%0.40%0.40%Distribution and service (12b-1) fees0.25%1.00%None0.50%0.25%NoneNoneNoneNoneOther expenses0.95%1.02%0.86%0.97%0.94%0.87%0.88%0.77%0.77%Total annual fund operating expenses1.60%2.42%1.26%1.87%1.59%1.27%1.28%1.17%1.17%Fee waiver and/or expense reimbursement0.70%0.72%0.66%0.70%0.72%0.70%0.73%0.72%0.72%Total annual fund operating expenses after fee waiver and/or expense reimbursement0.90%1.70%0.60%1.17%0.87%0.57%0.55%0.45%0.45%(1)Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.(2)“Management fees” have been restated to reflect the reduction of the contractual investment management fee effective November 1, 2024.(3)“Other expenses” have been restated to reflect current fees for Classes A, C, I, R3, R4, R5, F, and SDR. “Other expenses” for Class Y have been restated to reflect the estimated transfer agency fees for the current fiscal year.(4)Effective November 1, 2024, Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 0.90% (Class A), 1.70% (Class C), 0.60% (Class I), 1.17% (Class R3), 0.87% (Class R4), 0.57% (Class R5), 0.55% (Class Y), 0.45% (Class F), and 0.45% (Class SDR). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.Example. The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:●Your investment has a 5% return each year●The Fund’s operating expenses remain the same (except that the example reflects the fee waiver and/or expense reimbursement arrangement reflected in the table above for only the first year)●You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:Share ClassesYear 1Year 3Year 5Year 10A$538$867$1,219$2,208C$273$686$1,226$2,702I$61$334$628$1,464R3$119$520$946$2,133R4$89$431$798$1,828R5$58$334$630$1,472Y$56$334$632$1,481F$46$300$574$1,356SDR$46$300$574$1,356If you did not redeem your shares:C$173$686$1,226$2,702
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Investments of $1 million or more will not be subject to a front-end sales charge, but may be subject to a 1.00% contingent deferred sales charge.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fees” have been restated to reflect the reduction of the contractual investment management fee effective November 1, 2024.“Other expenses” have been restated to reflect current fees for Classes A, C, I, R3, R4, R5, F, and SDR. “Other expenses” for Class Y have been restated to reflect the estimated transfer agency fees for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as shown below, redeem all of your shares at the end of those periods. The example also assumes that:●Your investment has a 5% return each year●The Fund’s operating expenses remain the same (except that the example reflects the fee waiver and/or expense reimbursement arrangement reflected in the table above for only the first year)●You reinvest all dividends and distributions.Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you did not redeem your shares:
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class A
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.95%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.70%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
Year 1	rr_ExpenseExampleYear01	$ 538
Year 3	rr_ExpenseExampleYear03	867
Year 5	rr_ExpenseExampleYear05	1,219
Year 10	rr_ExpenseExampleYear10	$ 2,208
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class C
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	1.02%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.42%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.72%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.70%	[3]
Year 1	rr_ExpenseExampleYear01	$ 273
Year 3	rr_ExpenseExampleYear03	686
Year 5	rr_ExpenseExampleYear05	1,226
Year 10	rr_ExpenseExampleYear10	2,702
Year 1	rr_ExpenseExampleNoRedemptionYear01	173
Year 3	rr_ExpenseExampleNoRedemptionYear03	686
Year 5	rr_ExpenseExampleNoRedemptionYear05	1,226
Year 10	rr_ExpenseExampleNoRedemptionYear10	$ 2,702
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class I
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.86%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.66%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%	[3]
Year 1	rr_ExpenseExampleYear01	$ 61
Year 3	rr_ExpenseExampleYear03	334
Year 5	rr_ExpenseExampleYear05	628
Year 10	rr_ExpenseExampleYear10	$ 1,464
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R3
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.97%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.70%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.17%	[3]
Year 1	rr_ExpenseExampleYear01	$ 119
Year 3	rr_ExpenseExampleYear03	520
Year 5	rr_ExpenseExampleYear05	946
Year 10	rr_ExpenseExampleYear10	$ 2,133
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R4
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.94%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.72%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.87%	[3]
Year 1	rr_ExpenseExampleYear01	$ 89
Year 3	rr_ExpenseExampleYear03	431
Year 5	rr_ExpenseExampleYear05	798
Year 10	rr_ExpenseExampleYear10	$ 1,828
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class R5
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.87%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.70%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.57%	[3]
Year 1	rr_ExpenseExampleYear01	$ 58
Year 3	rr_ExpenseExampleYear03	334
Year 5	rr_ExpenseExampleYear05	630
Year 10	rr_ExpenseExampleYear10	$ 1,472
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class Y
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.88%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.73%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.55%	[3]
Year 1	rr_ExpenseExampleYear01	$ 56
Year 3	rr_ExpenseExampleYear03	334
Year 5	rr_ExpenseExampleYear05	632
Year 10	rr_ExpenseExampleYear10	$ 1,481
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class F
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.72%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.45%	[3]
Year 1	rr_ExpenseExampleYear01	$ 46
Year 3	rr_ExpenseExampleYear03	300
Year 5	rr_ExpenseExampleYear05	574
Year 10	rr_ExpenseExampleYear10	$ 1,356
Hartford Schroders Emerging Markets Multi-Sector Bond Fund | Class SDR
Risk Return Abstract	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.77%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.17%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.72%	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.45%	[3]
Year 1	rr_ExpenseExampleYear01	$ 46
Year 3	rr_ExpenseExampleYear03	300
Year 5	rr_ExpenseExampleYear05	574
Year 10	rr_ExpenseExampleYear10	$ 1,356

[1]	“Management fees” have been restated to reflect the reduction of the contractual investment management fee effective November 1, 2024.
[2]	“Other expenses” have been restated to reflect current fees for Classes A, C, I, R3, R4, R5, F, and SDR. “Other expenses” for Class Y have been restated to reflect the estimated transfer agency fees for the current fiscal year.
[3]	Effective November 1, 2024, Hartford Funds Management Company, LLC (the “Investment Manager”) has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to limit total annual fund operating expenses as follows: 0.90% (Class A), 1.70% (Class C), 0.60% (Class I), 1.17% (Class R3), 0.87% (Class R4), 0.57% (Class R5), 0.55% (Class Y), 0.45% (Class F), and 0.45% (Class SDR). This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds II, Inc. approves its earlier termination.